UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-719

The Value Line Convertible Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

David T. Henigson
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: April 30, 2008

Date of reporting period: July 31, 2007

Item 1: Schedule of Investments
A copy of Schedule of Investments for the period ended 7/31/07 is included with this Form.

Value Line Convertible Fund, Inc.

Schedule of Investments (unaudited)	July 31, 2007

Principal Amount		Value
CONVERTIBLE CORPORATE BONDS & NOTES (64.8%)
	ADVERTISING (0.5%)
$150,000	Interpublic Group of Companies, Inc. (The) 4.50%, 3/15/23	$158,063
	AEROSPACE/DEFENSE (4.8%)
100,000	AAR Corp. 1.75%, 2/1/26	117,625
350,000	Alliant Techsystems, Inc. 2.75%, 2/15/24	458,062
400,000	L-3 Communications Corp. 3.00%, 8/1/35	447,000
250,000	Lockheed Martin Corp. 5.11%, 8/15/33 (1)	350,875
200,000	Orbital Sciences Corp. Senior Subordinated Notes, 2.44%, 1/15/27	214,000
		1,587,562
	AIR TRANSPORT (1.0%)
200,000	ExpressJet Holdings, Inc., 4.25%, 8/1/23	193,500
150,000	JetBlue Airways Corp. 3.75%, 3/15/35	137,438
		330,938
	AUTO & TRUCK (0.3%)
100,000	United Auto Group, Inc. Senior Subordinated Notes, 3.50%, 4/1/26	101,625
	BANK (1.5%)
500,000	Wells Fargo & Co. Senior Debentures, 5.11%, 5/1/33 (1)	497,500
	BIOTECHNOLOGY (0.4%)
50,000	Amgen, Inc. 0.13%, 2/1/11	45,188
100,000	Amgen, Inc. Senior Notes, 0.38%, 2/1/13	88,125
		133,313
	CEMENT & AGGREGATES (0.4%)
100,000	Ceradyne, Inc. Senior Subordinated Notes, 2.88%, 12/15/35	141,250
	COAL (0.6%)
200,000	Peabody Energy Corp. 4.75%, 12/15/66	196,500
	COMPUTER & PERIPHERALS (1.0%)
250,000	EMC Corp. Senior Notes, 1.75%, 12/1/11	325,625

Value Line Convertible Fund, Inc.

July 31, 2007

Principal Amount	Value
	COMPUTER SOFTWARE & SERVICES (2.1%)
$350,000	Electronic Data Systems Corp. 3.88%, 7/15/23	$357,000
200,000	L-1 Identity Solutions, Inc. Senior Notes, 3.75%, 5/15/27 (2)	182,250
150,000	Sybase, Inc. Subordinated Notes, 1.75%, 2/22/25	163,687
		702,937
	DIVERSIFIED COMPANIES (1.6%)
200,000	Danaher Corp. 0.0% 1/22/21 (3)	218,250
200,000	Tyco International Group S.A. Senior Debentures Ser. B, 3.13%, 1/15/23	310,250
		528,500
	DRUG (8.3%)
200,000	Allergan, Inc. 1.50%, 4/1/26	214,250
350,000	Bristol-Myers Squibb Co. Debentures, 4.86%, 9/15/23 (1)	354,375
250,000	CV Therapeutics, Inc. Senior Subordinated Notes, 3.25%, 8/16/13	205,625
150,000	Genzyme Corp. 1.25%, 12/1/23	158,438
100,000	Gilead Sciences, Inc. Senior Notes, 0.63%, 5/1/13	112,750
200,000	MGI Pharma, Inc. Senior Subordinated Notes, 1.68%, 3/2/24 (4)	143,750
250,000	OSI Pharmaceuticals, Inc. 3.25%, 9/8/23	243,750
100,000	PDL BioPharma, Inc. Subordinated Notes, 2.75%, 8/16/23	124,125
250,000	Sciele Pharma, Inc. Contingent Senior Notes, 2.63%, 5/15/27	246,562
250,000	Teva Pharmaceutical Finance LLC Series A, 0.50%, 2/1/24	291,250
250,000	Valeant Pharmaceuticals International 4.00%, 11/15/13	228,437
200,000	Watson Pharmaceuticals, Inc. Senior Debentures Contingent, 1.75%, 3/15/23	188,000
200,000	Wyeth 4.89%, 1/15/24 (5)	212,360
		2,723,672
	E-COMMERCE (0.9%)
300,000	Informatica Corp. Senior Notes, 3.00%, 3/15/26	293,250
	ELECTRICAL EQUIPMENT (0.8%)
250,000	GrafTech International Ltd. Senior Notes, 1.63%, 1/15/24	268,125
	ELECTRONICS (1.9%)
150,000	Avnet, Inc. 2.00%, 3/15/34	183,938
250,000	Flextronics International Ltd. Subordinated Notes, 1.00%, 8/1/10	230,937
200,000	Vishay Intertechnology, Inc. 3.63%, 8/1/23	202,500
		617,375
	ENTERTAINMENT (3.1%)
200,000	Liberty Media Corp. (convertible into Time Warner, Inc. common) 0.75%, 3/30/23	224,750
400,000	Sinclair Broadcast Group, Inc. 6.00%, 9/15/12	382,000
350,000	Walt Disney Co. (The) 2.13%, 4/15/23	406,875
		1,013,625
	ENTERTAINMENT TECHNOLOGY (0.4%)
100,000	Scientific Games Corp. 0.75%, 12/1/24 (4)	126,125
	ENVIRONMENTAL (2.2%)
200,000	Allied Waste North America, Inc. 4.25%, 4/15/34	190,250
250,000	Covanta Holding Corp. Senior Debentures, 1.00%, 2/1/27	242,812
250,000	Waste Connections, Inc. Senior Notes, 3.75%, 4/1/26	278,125
		711,187
	FINANCIAL SERVICES - DIVERSIFIED (1.4%)
200,000	Financial Federal Corp. 2.00%, 4/15/34	217,750
200,000	Merrill Lynch & Co., Inc. 0.0% 3/13/32 (3)	232,880
		450,630
	HEALTH CARE INFORMATION SYSTEMS (0.7%)
300,000	Incyte Corp. 3.50%, 2/15/11	246,000
	HOUSEHOLD PRODUCTS (0.7%)
150,000	Church & Dwight Company, Inc. 5.25%, 8/15/33	242,625

Value Line Convertible Fund, Inc.

July 31, 2007

Principal Amount	Value
	INDUSTRIAL SERVICES (1.9%)
$150,000	Amdocs Ltd. 0.50%, 3/15/24	$150,000
200,000	CSG Systems International, Inc. 2.50%, 6/15/24	212,750
100,000	Quanta Services, Inc. 4.50%, 10/1/23	259,375
		622,125
	INSURANCE - LIFE (0.9%)
300,000	Prudential Financial, Inc. Senior Notes, 2.96%, 12/12/36 (1)	299,931
	MACHINERY (1.1%)
150,000	AGCO Corp. Senior Subordinated Notes, 1.25%, 12/15/36	166,313
250,000	Roper Industries, Inc. 1.48%, 1/15/34 (4)	188,750
		355,063
	MANUFACTURED HOUSING/RECREATIONAL VEHICLE (0.8%)
250,000	Fleetwood Enterprises, Inc. Senior Subordinated Debentures, 5.00%, 12/15/23	255,938
	MEDICAL SERVICES (2.1%)
200,000	Apria Healthcare Group, Inc. Senior Notes, 3.38%, 9/1/33	203,250
100,000	Laboratory Corporation of America Holdings Subordinated Notes, 0.0% 9/11/21 (3)	99,375
300,000	Lincare Holdings, Inc. 3.00%, 6/15/33	292,500
100,000	PSS World Medical, Inc. 2.25%, 3/15/24	111,000
		706,125
	MEDICAL SUPPLIES (3.7%)
300,000	ALZA Corp. 0.0% 7/28/20 (3)	249,375
200,000	Edwards Lifesciences Corp. 3.88%, 5/15/33	203,250
300,000	Fisher Scientific International Inc. Senior Subordinated Notes, 3.25%, 3/1/24	427,500
150,000	Medtronic, Inc. 1.50%, 4/15/11	156,562
100,000	Medtronic, Inc. Senior Notes, 1.50%, 4/15/11	104,375
100,000	Thoratec Corp. Subordinated Notes, 1.38%, 5/16/34 (4)	69,250
		1,210,312
	METALS FABRICATING (0.6%)
200,000	Trinity Industries, Inc. Subordinated Notes, 3.88%, 6/1/36	205,000
	OILFIELD SERVICES/EQUIPMENT (3.8%)
200,000	Cameron International Corp. 1.50%, 5/15/24	454,500
100,000	Diamond Offshore Drilling, Inc. 1.50%, 4/15/31	209,625
150,000	Pride International, Inc. 3.25%, 5/1/33	210,562
150,000	Schlumberger Ltd. Series A, 1.50%, 6/1/23	392,250
		1,266,937
	PETROLEUM - INTEGRATED (0.7%)
200,000	McMoRan Exploration Co. 5.25%, 10/6/11	224,750
	PHARMACY SERVICES (0.5%)
200,000	Omnicare, Inc. 3.25%, 12/15/35	161,250
	PRECISION INSTRUMENT (0.5%)
150,000	FEI Co. Subordinated Notes, 0.0% 6/15/23 (3)	170,625
	R.E.I.T. (1.3%)
100,000	Host Hotels & Resorts, Inc. Exchangeable Senior Debentures, 2.63%, 4/15/27 (2)	88,625
350,000	Vornado Realty Trust Senior Notes, 3.63%, 11/15/26	335,562
		424,187
	RAILROAD (0.8%)
150,000	CSX Corp. 0.0% 10/30/21 (3)	252,188
	RECREATION (0.9%)
200,000	Carnival Corp. 0.0% 10/24/21 (3)	148,250
100,000	Hasbro, Inc. 2.75%, 12/1/21	131,500
		279,750

Value Line Convertible Fund, Inc.

July 31, 2007

Principal Amount	Value
	RETAIL - SPECIAL LINES (2.2%)
$150,000	Best Buy Company, Inc. 2.25%, 1/15/22	$159,188
200,000	Dick's Sporting Goods, Inc. 1.61%, 2/18/24 (4)	200,000
100,000	Pantry, Inc. (The) Senior Subordinated Notes, 3.00%, 11/15/12	97,500
250,000	School Specialty, Inc. Subordinated Notes, 3.75%, 8/1/23 (4)	252,187
		708,875
	RETAIL STORE (0.6%)
150,000	Costco Wholesale Corp. 0.0% 8/19/17 (3)	203,625
	SEMICONDUCTOR (2.4%)
250,000	Bell Microproducts, Inc. Subordinated Notes, Ser. B, 3.75%, 3/5/24	226,250
250,000	Intel Corp. Jr. Subordinated Debentures, 2.95%, 12/15/35	242,812
200,000	LSI Logic Corp. 4.00%, 5/15/10	192,250
100,000	ON Semiconductor Corp. Senior Subordinated Notes, 2.63%, 12/15/26	130,750
		792,062
	TELECOMMUNICATION SERVICES (1.2%)
150,000	NII Holdings, Inc. Senior Notes, 2.75%, 8/15/25	267,563
100,000	Time Warner Telecom, Inc. Senior Debentures, 2.38%, 4/1/26	120,875
		388,438
	TELECOMMUNICATIONS EQUIPMENT (3.1%)
400,000	Agere Systems, Inc. 6.50%, 12/15/09	410,000
150,000	Andrew Corp. Subordinated Notes, 3.25%, 8/15/13	158,250
250,000	Anixter International, Inc. 0.0% 7/7/33 (3)	311,875
150,000	Ciena Corp. Senior Notes, 0.25%, 5/1/13	155,812
		1,035,937
	TRUCKING (0.5%)
150,000	YRC Worldwide, Inc. Contingent Senior Notes, 5.00%, 8/8/23	170,250
	WIRELESS NETWORKING (0.6%)
150,000	Itron, Inc. Senior Subordinated Notes, 2.50%, 8/1/26	204,188
	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (Cost $20,391,717)	21,333,983

Shares		Value
CONVERTIBLE PREFERRED STOCK (17.2%)
	AUTO & TRUCK (0.9%)
8,000	Ford Motor Company Capital Trust II 6.50%, Pfd.	300,000
	BANK - MIDWEST (0.1%)
2,000	Marshall & Ilsley Corp. 6.50%, Pfd.	47,800
	CHEMICAL - DIVERSIFIED (0.9%)
4,000	Celanese Corp. 4.25%, Pfd.	194,000
2,000	Huntsman Corp. 5.00%, Pfd.	97,600
		291,600
	DRUG (0.8%)
4,000	Schering-Plough Corp. 6.00%, Pfd.	258,000
	ELECTRICAL UTILITY - CENTRAL (1.7%)
4,000	Aquila, Inc. 6.75%, Pfd.	121,500
7,000	Entergy Corp. 7.63%, Pfd.	434,000
		555,500
	FINANCIAL SERVICES - DIVERSIFIED (1.2%)
3	Federal National Mortgage Association 5.38%, Pfd. (2)	295,090
3,000	Lazard Ltd. 6.63%, Pfd.	96,360
		391,450
	INSURANCE - LIFE (1.5%)
12,000	MetLife, Inc. 6.38%, Pfd.	358,500
2,000	Reinsurance Group of America, Inc. 5.75%, Pfd.	139,500
		498,000

Value Line Convertible Fund, Inc.

July 31, 2007

Shares	Value
INTERNET (0.4%)
5,000	E*Trade Financial Corp. 6.13%, Pfd.	$120,625
	MACHINERY (0.2%)
1,317	United Rentals Trust I 6.50%, Pfd.	62,887
	METALS & MINING DIVERSIFIED (1.6%)
150	Freeport-McMoRan Copper & Gold, Inc. 5.50%, Pfd.	306,712
1,500	Freeport-McMoRan Copper & Gold, Inc. 6.75%, Pfd.	212,325
		519,037
	NATURAL GAS - DIVERSIFIED (1.8%)
200	El Paso Corp. 4.99%, Pfd.	281,050
2,000	Williams Companies, Inc. (The) 5.50%, Pfd.	302,250
		583,300
	OILFIELD SERVICES/EQUIPMENT (0.9%)
5,000	Bristow Group, Inc. 5.50%, Pfd.	305,625
	PACKAGING & CONTAINER (0.3%)
2,000	Owens-Illinois, Inc. 4.75%, Pfd.	91,100
	PETROLEUM - PRODUCING (1.2%)
4,000	Chesapeake Energy Corp. 4.50%, Pfd.	398,000
	POWER (1.6%)
5,000	AES Trust III 6.75%, Pfd.	238,250
150	NRG Energy, Inc. 4.00%, Pfd.	300,000
		538,250
	R.E.I.T. (0.6%)
3,000	Simon Property Group, Inc. 6.00%, Pfd.	210,375
	TELECOMMUNICATIONS EQUIPMENT (0.9%)
300	Lucent Technologies Capital Trust I, 7.75%, Pfd.	306,600
	THRIFT (0.6%)
2,000	Sovereign Cap Trust IV 4.38%, Pfd.	89,500
2,000	Washington Mutual Capital Trust I 5.38%, Pfd.	105,760
		195,260

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost $5,018,666)	5,673,409
COMMON STOCKS (11.2%)
	AEROSPACE/DEFENSE (0.5%)
1,000	Boeing Co. (The)	103,430
1,000	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	52,570
		156,000
	CHEMICAL - BASIC (0.1%)
1,000	Dow Chemical Co. (The)	43,480
	CHEMICAL - DIVERSIFIED (0.2%)
1,000	Monsanto Co.	64,450
	COMPUTER SOFTWARE & SERVICES (0.3%)
1,000	Accenture Ltd. Class A	42,130
1,000	DST Systems, Inc. *	75,870
		118,000
	DIVERSIFIED COMPANIES (0.5%)
1,000	Barnes Group, Inc.	31,200
1,000	Chemed Corp.	63,280
1,000	Honeywell International, Inc.	57,510
		151,990
	DRUG (0.4%)
2,000	Celgene Corp. *	121,120
	E-COMMERCE (0.1%)
2,000	Overstock.com, Inc. *	37,340

Value Line Convertible Fund, Inc.

July 31, 2007

Shares		Value
	ELECTRICAL EQUIPMENT (1.0%)
1,000	Baldor Electric Co.	$45,640
2,000	General Cable Corp. *	159,000
1,000	General Electric Co.	38,760
1,000	Trimble Navigation Ltd. *	33,030
1,000	WESCO International, Inc. *	53,550
		329,980
	FINANCIAL SERVICES - DIVERSIFIED (0.3%)
1,000	Affiliated Managers Group, Inc. *	113,000
	HEALTH CARE INFORMATION SYSTEMS (0.2%)
1,000	Cerner Corp. *	52,870
	HOME APPLIANCES (0.2%)
1,000	Toro Co. (The)	56,220
	HOME BUILDING (0.4%)
2,000	Avatar Holdings, Inc. *	129,860
	HOTEL/GAMING (0.4%)
1,000	MGM MIRAGE *	73,110
1,000	Vail Resorts, Inc. *	53,550
		126,660
	INDUSTRIAL SERVICES (0.4%)
1,000	Angelica Corp.	21,830
1,000	CB Richard Ellis Group, Inc. Class A *	34,920
2,000	FTI Consulting, Inc. *	82,060
		138,810
	INSURANCE - PROPERTY & CASUALTY (0.2%)
1,000	RLI Corp.	58,000
	MACHINERY (0.7%)
1,000	Allis-Chalmers Energy, Inc. *	24,000
1,000	Columbus McKinnon Corp. *	25,650
1,000	Cummins, Inc.	118,700
1,000	Kaydon Corp.	53,210
		221,560
	MARITIME (0.1%)
1,000	Zoltek Companies, Inc. *	46,900
	MEDICAL SUPPLIES (0.3%)
4,000	Affymetrix, Inc. *	97,520
	NATURAL GAS - DIVERSIFIED (0.2%)
1,000	Devon Energy Corp.	74,610
	OILFIELD SERVICES/EQUIPMENT (0.8%)
1,000	Diamond Offshore Drilling, Inc.	103,180
1,000	ENSCO International, Inc.	61,070
1,000	GlobalSantaFe Corp.	71,710
1,023	Hanover Compressor Co.	24,378
		260,338
	PACKAGING & CONTAINER (0.1%)
1,000	AptarGroup, Inc.	36,400
	PAPER & FOREST PRODUCTS (0.2%)
1,000	Weyerhaeuser Co.	71,240
	PETROLEUM - INTEGRATED (0.7%)
1,491	Hess Corp.	91,250
2,000	Marathon Oil Corp.	110,400
1,000	Sasol Ltd. ADR	37,610
		239,260

Value Line Convertible Fund, Inc.

July 31, 2007

Shares	Value
	R.E.I.T. (0.2%)
1,222	Starwood Hotels & Resorts Worldwide, Inc.	$76,937
	RAILROAD (0.3%)
1,000	CSX Corp.	47,410
1,000	Norfolk Southern Corp.	53,780
		101,190
	RETAIL STORE (0.2%)
1,000	Kohl's Corp.	60,800
	STEEL - GENERAL (0.2%)
1,000	Reliance Steel & Aluminum Co.	52,540
	STEEL - INTEGRATED (0.0%)
1,000	Mueller Water Products, Inc. Class A	14,040
	TELECOMMUNICATION SERVICES (1.3%)
1,000	American Tower Corp. Class A *	41,660
1,000	BT Group PLC ADR	63,580
3,756	NII Holdings, Inc. *	315,579
		420,819
	TELECOMMUNICATIONS EQUIPMENT (0.2%)
1,000	CommScope, Inc. *	54,430
	TOBACCO (0.2%)
1,000	Universal Corp.	55,210
	TOILETRIES & COSMETICS (0.3%)
1,000	Avon Products, Inc.	36,010
1,000	Chattem, Inc.	56,160
		92,170
	TOTAL COMMON STOCKS (Cost $3,489,743)	3,673,744
	TOTAL INVESTMENT SECURITIES (93.2%) (Cost $28,900,126)	30,681,136

Principal Amount		Value
REPURCHASE AGREEMENTS (6) (6.4%)

$2,100,000	With Morgan Stanley, 5.02%, dated 7/31/07, due 8/1/07, delivery value $2,100,293 (collateralized by $1,625,000 U.S. Treasury Notes 8.125%, due 5/15/21, with a value of $2,160,946)	2,100,000
	TOTAL REPURCHASE AGREEMENTS (Cost $2,100,000)	2,100,000
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)		131,622
NET ASSETS (100%)		$32,912,758
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($32,912,758 ÷ 2,419,318 shares outstanding)		$13.60

*	Non-income producing.
(1)	Rate at July 31, 2007. Floating rate changes quarterly.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	Zero coupon bond.
(4)	Step Bond - The rate shown is as of July 31, 2007 and will reset at a future date.
(5)	Rate at July 31, 2007. Floating rate changes semi-annually.
(6)	The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
ADR	American Depositary Receipt

Value Line Convertible Fund, Inc.

July 31, 2007

The Fund's unrealized appreciation/(depreciation) as of July 31, 2007 was as follows:

Total Cost	Appreciation	Depreciation	Total Net Unrealized Appreciation
$31,000,126	$2,570,507	$(789,497)	$1,781,010

Item 2. Controls and Procedures
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By /s/ Jean B. Buttner
      Jean B. Buttner, President

Date:  September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed, below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jean B. Buttner
       Jean B. Buttner, President, Principal Executive Officer

By: /s/ Stephen R. Anastasio
       Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:  September 28, 2007